Commitments and Contingencies - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Leases
Remainder of 2024	$ 2,471,000
2025	5,122,000	$ 1,042,413
2026	5,122,000	1,042,413
2027	5,013,000	1,042,413
2028	4,384,000	932,797
2029 and thereafter	8,485,000
Total minimum lease payments	30,597,000	5,265,532
Less amount representing interest	10,349,000	1,373,298
Present value of minimum lease payments	20,248,000	3,892,234
Less current portion	2,284,000	599,228	$ 335,527
Long-term portion	17,964,000	3,292,000
Operating Leases
Remainder of 2024	12,509,000
2025	24,535,000	22,836,536
2026	22,854,000	19,644,557
2027	20,936,000	17,933,734
2028	16,232,000	16,016,344
2029 and thereafter	44,412,000
Total minimum lease payments	141,478,000	114,606,553
Less amount representing interest	48,643,000	35,797,981
Present value of minimum lease payments	92,835,000	78,808,572
Less current portion	13,323,000	13,650,119	6,445,915
Long-term portion	$ 79,512,000	$ 65,158,453	$ 23,189,835